Share Capital - Schedule of issued and outstanding common shares) (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	May 12, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares	600,988,447		152,645,946	120,616,441
Share capital	$ 1,889,768		$ 1,267,967	$ 1,023,788
May 2021 at the market offering, net
Disclosure of classes of share capital [line items]
Number of shares			6,373,926
Share capital			$ 45,257
June 2020 at the market offering
Disclosure of classes of share capital [line items]
Number of shares			244,875
Share capital			$ 0
Senior secured convertible note, net
Disclosure of classes of share capital [line items]
Number of shares			4,602,241
Share capital			$ 29,540
Acquisition shares - Zenabis
Disclosure of classes of share capital [line items]
Number of shares			17,579,336
Share capital			$ 151,358
Transaction costs
Disclosure of classes of share capital [line items]
Number of shares			448,639
Share capital			$ 3,612
Acquisition shares - Redecan, net
Disclosure of classes of share capital [line items]
Number of shares	69,721,116
Share capital	$ 213,746
48 North Cannabis Corp.
Disclosure of classes of share capital [line items]
Number of shares	5,352,005
Share capital	$ 16,486
At-the-Market program, net of costs
Disclosure of classes of share capital [line items]
Number of shares	24,290,117
Share capital	$ 27,266
August 2021 Underwritten Public Offering
Disclosure of classes of share capital [line items]
Number of shares	49,080,024
Share capital	$ 135,645
Redemptions of senior secured convertible note, net
Disclosure of classes of share capital [line items]
Number of shares	202,224,566
Share capital	$ 199,818
Amended senior secured convertible note
Disclosure of classes of share capital [line items]
Number of shares	67,774,266
Share capital	$ 17,900
Equity line of credit standby commitment fee
Disclosure of classes of share capital [line items]
Number of shares	10,843,373	10,843,373
Share capital	$ 3,795
Advisor and broker compensation
Disclosure of classes of share capital [line items]
Number of shares	19,040,010
Share capital	$ 6,998
Exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares			2,146,931
Share capital			$ 9,932
Exercise of stock options
Disclosure of classes of share capital [line items]
Number of shares	17,024		410,051
Share capital	$ 147		$ 3,213
Exercise of equity settled RSUs
Disclosure of classes of share capital [line items]
Number of shares			223,506
Share capital			$ 1,267